Consolidated Statements of Cash Flows (Parenthetical) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Next NRG Holding Corp [Member]
Restructuring Cost and Reserve [Line Items]
Escrow Deposit		$ 250,000	$ 250,000